Document and Entity Information	12 Months Ended
Sep. 30, 2017
Document And Entity Information
Entity Registrant Name	Inspired Entertainment, Inc.
Entity Central Index Key	0001615063
Document Type	POS AM
Trading Symbol	INSE
Document Period End Date	Sep. 30, 2017
Amendment Flag	true
Amendment Description

 EXPLANATORY NOTE

This Post-Effective Amendment No. 1 to Form S-3 on Form S-1 (this “Post-Effective Amendment”) is being filed pursuant to Section 10(a)(3) of the Securities Act of 1933 (the “Securities Act”) to update our registration statement on Form S-3 on Form S-1 (Registration No. 333-217215) (the “Registration Statement”) initially declared effective by the Securities and Exchange Commission on July 17, 2017, to update the Registration Statement to include information from our annual report on Form 10-K for the year ended September 30, 2017, filed on December 4, 2017, and to make such other updating revisions to the information contained herein as may be necessary so that such information is current as of the date of filing. The Registration Statement, as amended hereby, relates to the registration of securities being offered by the selling security holders identified herein. All applicable filing fees were paid at the time of the original filing of the Registration Statement.

Current Fiscal Year End Date	--09-30
Entity Filer Category	Smaller Reporting Company
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2017